STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 27, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM MULTI-SECTOR FUND                AIM STRUCTURED GROWTH FUND
AIM SELECT REAL ESTATE INCOME FUND   AIM STRUCTURED VALUE FUND
AIM STRUCTURED CORE FUND

Effective January 23, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM MULTI-SECTOR FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of August 31, 2008 (except as noted):

                                 OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                FUNDS MANAGED (ASSETS IN    VEHICLES MANAGED (ASSETS         MANAGED
                      DOLLAR           MILLIONS)                  IN MILLIONS)        (ASSETS IN MILLIONS)
                     RANGE OF    --------------------------------------------------------------------------
                   INVESTMENTS    NUMBER                       NUMBER                   NUMBER
 "PORTFOLIO          IN EACH        OF                           OF                       OF
  MANAGER            FUND (1)    ACCOUNTS       ASSETS        ACCOUNTS      ASSETS     ACCOUNTS     ASSETS
---------------    -----------   --------   -------------   ------------   ---------   ---------  ---------
                                                             AIM MULTI-SECTOR FUND
Juan Hartsfield (2)    None         12      $     2,689.7        None           None     None          None
Andrew Lees (2)        None          2      $     1,262.8         1        $   154.8     None          None
Michael Simon      $ 1-$10,000       8      $     5,202.0        None           None      912 (3) $   241.2 (3)
Derek Taner            None          3      $     1,649.0         1        $   259.9     None          None
Warren Tennant         None          3      $       916.3        None           None     None          None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Messrs. Hartsfield and Lees began serving as portfolio manager on AIM Multi-Sector Fund on January 23, 2009. Ownership information for Messrs. Hartsfield and Lees has been provided as of December 31, 2008.

3 These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."